Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	36 Months Ended	84 Months Ended	108 Months Ended	132 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000254573_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000254573_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	$ 9,425
C000254573_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,781
C000254573_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
C000254573_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254573_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,434
C000254573_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254573_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254573_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,613
C000254570_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000254570_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254570_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,034
C000254570_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
C000254570_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254570_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,434
C000254570_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254570_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254570_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,613
C000254569_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000254569_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254569_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,427
C000254569_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
C000254569_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254569_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,434
C000254569_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254569_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254569_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,613
C000254571_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000254571_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254571_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,444
C000254571_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
C000254571_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254571_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,434
C000254571_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254571_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254571_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,613
C000254572_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000254572_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254572_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,447
C000254572_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
C000254572_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254572_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,434
C000254572_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254572_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254572_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,613
C000131783_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Growth Company Fund
C000131783_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131783_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,338
C000131783_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,276
C000131783_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,270
C000131783_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,819
C000131783_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	31,693
C000131783_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	42,283
C000131783_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	30,191
C000131783_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	38,112
C000131783_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	55,317
C000131783_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	69,295
C000131783_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Growth Index
C000131783_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131783_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,425
C000131783_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,578
C000131783_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,684
C000131783_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,662
C000131783_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,973
C000131783_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,019
C000131783_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,322
C000131783_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,296
C000131783_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,857
C000131783_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,961
C000131783_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000131783_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131783_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000131783_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000131783_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000131783_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000131783_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000131783_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000131783_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000131783_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000131783_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000131783_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000019449_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® New Millennium Fund®
C000019449_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019449_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,857
C000019449_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,103
C000019449_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,521
C000019449_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,255
C000019449_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,651
C000019449_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,338
C000019449_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,973
C000019449_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,048
C000019449_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,233
C000019449_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,883
C000019449_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000019449_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019449_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000019449_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000019449_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000019449_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000019449_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000019449_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000019449_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000019449_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000019449_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000019449_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,175
C000182866_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Growth Strategies K6 Fund
C000182866_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182866_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,950
C000182866_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,244
C000182866_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,849
C000182866_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,344
C000182866_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,791
C000182866_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,504
C000182866_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,776
C000182866_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,379
C000182866_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap® Growth Index
C000182866_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182866_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,218
C000182866_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,814
C000182866_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,384
C000182866_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,828
C000182866_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,165
C000182866_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,340
C000182866_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,070
C000182866_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,710
C000182866_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000182866_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182866_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,090
C000182866_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,703
C000182866_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,516
C000182866_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,087
C000182866_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,324
C000182866_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,129
C000182866_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,414
C000182866_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,454
C000019447_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Growth Strategies Fund
C000019447_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019447_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,002
C000019447_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,165
C000019447_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,498
C000019447_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,342
C000019447_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,179
C000019447_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,034
C000019447_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,232
C000019447_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,516
C000019447_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,853
C000019447_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,459
C000019447_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Growth Index
C000019447_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019447_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,454
C000019447_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,071
C000019447_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,766
C000019447_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,760
C000019447_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,938
C000019447_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,826
C000019447_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,204
C000019447_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,220
C000019447_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,122
C000019447_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,145
C000019447_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019447_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019447_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000019447_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000019447_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000019447_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000019447_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000019447_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000019447_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000019447_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000019447_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000019447_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000064241_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class K
C000064241_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064241_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,020
C000064241_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,205
C000064241_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,552
C000064241_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,431
C000064241_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,315
C000064241_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,228
C000064241_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,410
C000064241_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,732
C000064241_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,190
C000064241_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,836
C000064241_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Growth Index
C000064241_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064241_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,454
C000064241_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,071
C000064241_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,766
C000064241_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,760
C000064241_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,938
C000064241_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,826
C000064241_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,204
C000064241_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,220
C000064241_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,122
C000064241_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,145
C000064241_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000064241_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064241_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000064241_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000064241_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000064241_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000064241_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000064241_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000064241_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000064241_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000064241_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000064241_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000212499_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Growth Company K6 Fund
C000212499_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212499_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,190
C000212499_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,681
C000212499_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,511
C000212499_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,440
C000212499_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,935
C000212499_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,119
C000212499_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Growth Index
C000212499_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212499_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,045
C000212499_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,992
C000212499_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,398
C000212499_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,210
C000212499_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,946
C000212499_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,176
C000212499_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000212499_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212499_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,920
C000212499_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,997
C000212499_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,420
C000212499_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,646
C000212499_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,493
C000212499_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,181
C000019448_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Growth Company Fund
C000019448_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019448_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,348
C000019448_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,211
C000019448_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,091
C000019448_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,419
C000019448_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	30,618
C000019448_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	40,344
C000019448_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	28,280
C000019448_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	35,843
C000019448_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	51,696
C000019448_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	64,052
C000019448_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Growth Index
C000019448_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019448_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,425
C000019448_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,578
C000019448_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,684
C000019448_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,662
C000019448_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,973
C000019448_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,019
C000019448_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,322
C000019448_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,296
C000019448_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,857
C000019448_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,961
C000019448_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000019448_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019448_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000019448_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000019448_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000019448_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000019448_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000019448_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000019448_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000019448_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000019448_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000019448_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000064242_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class K
C000064242_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064242_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,359
C000064242_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,240
C000064242_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,134
C000064242_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,486
C000064242_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	30,756
C000064242_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	40,559
C000064242_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	28,454
C000064242_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	36,072
C000064242_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	52,074
C000064242_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	64,567
C000064242_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Growth Index
C000064242_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064242_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,425
C000064242_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,578
C000064242_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,684
C000064242_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,662
C000064242_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,973
C000064242_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,019
C000064242_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,322
C000064242_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,296
C000064242_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,857
C000064242_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,961
C000064242_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000064242_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064242_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000064242_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000064242_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000064242_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000064242_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000064242_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000064242_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000064242_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000064242_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000064242_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000244528_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Equity Growth K6 Fund
C000244528_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000244528_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,640
C000244528_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,806
C000244528_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000244528_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000244528_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,721
C000244528_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,812
C000244528_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000244528_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000244528_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,455
C000244528_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 14,061